UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net income (loss)	$ (2,162)	$ (21,996)	$ 3,424	$ (39,797)	$ (80,607)	$ (37,744)
Other comprehensive loss:
Change in fair value of Revenue Interest Financing due to change in credit risk	3,000		5,200
Comprehensive Loss	(5,242)	$ (21,996)	(1,856)	$ (39,797)	(81,307)	$ (37,744)
Revenue Interest Financing
Other comprehensive loss:
Change in fair value of Revenue Interest Financing due to change in credit risk	(3,000)		(5,200)		$ (700)
RTW Convertible Notes
Other comprehensive loss:
Change in fair value of RTW Convertible Notes due to change in credit risk	$ (80)		$ (80)